Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue
Net revenues	$ 30,318,816	$ 31,976,268	$ 83,926,614
PRC
Disaggregation of Revenue
Net revenues	3,171,639	11,656,321	48,480,865
USA
Disaggregation of Revenue
Net revenues	26,038,523	17,373,071	25,598,517
Others
Disaggregation of Revenue
Net revenues	1,108,654	2,946,876	9,847,232
Advertising revenue
Disaggregation of Revenue
Net revenues	8,760,291	22,822,094	76,545,411
In-app purchase revenues
Disaggregation of Revenue
Net revenues	19,510,797	6,470,995	4,110,704
Other revenues
Disaggregation of Revenue
Net revenues	$ 2,047,728	$ 2,683,179	$ 3,270,499